Business Combinations (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Fair Value of Assets Acquired and Liabilities Assumed Have Been Adjusted Retrospective to the Date of Acquisition [Abstract]
Summary of Purchase Price Allocations

The table below presents the determination of the fair value of assets acquired and liabilities assumed based on the best information available to the Group to date :

Identifiable assets acquired and liabilities assumed	Note	Daseke	Others	December 31, 2024
Cash and cash equivalents		46,242	33,222	79,464
Trade and other receivables		173,389	32,563	205,952
Inventoried supplies and prepaid expenses		20,997	4,844	25,841
Property and equipment	8	523,892	66,191	590,083
Right-of-use assets	9	107,676	9,161	116,837
Intangible assets	10	202,290	52,104	254,394
Other assets		3,093	-	3,093
Trade and other payables		(102,133)	(24,872)	(127,005)
Income tax receivable (payable)		8,669	(824)	7,845
Employee benefits		(194)	-	(194)
Provisions	16	(57,923)	-	(57,923)
Other non-current liabilities		(213)	-	(213)
Long-term debt	13	(314,670)	-	(314,670)
Lease liabilities	14	(107,676)	(9,161)	(116,837)
Deferred tax liabilities	17	(125,796)	(14,611)	(140,407)
Total identifiable net assets		377,643	148,617	526,260
Total consideration transferred		816,958	224,022	1,040,980
Goodwill	10	439,315	75,405	514,720
Cash		816,958	220,469	1,037,427
Contingent consideration		-	3,553	3,553
Total consideration transferred		816,958	224,022	1,040,980

The table below presents the determination of the fair value of assets acquired and liabilities assumed of the 2023 acquisitions as at December 31, 2023:

Identifiable assets acquired and liabilities assumed	Note	JHT	Others	December 31, 2023
Cash and cash equivalents		5,709	11,873	17,582
Trade and other receivables		38,250	39,650	77,900
Inventoried supplies and prepaid expenses		10,976	5,897	16,873
Property and equipment	8	65,489	174,850	240,339
Right-of-use assets	9	5,385	25,609	30,994
Intangible assets	10	198,659	80,807	279,466
Other assets		23,887	115	24,002
Trade and other payables		(35,221)	(28,884)	(64,105)
Income tax (payable) receivable		(1,682)	729	(953)
Provisions	16	(19,919)	-	(19,919)
Other non-current liabilities		(444)	(44)	(488)
Long-term debt	14	(4,808)	-	(4,808)
Lease liabilities	14	(5,385)	(25,609)	(30,994)
Deferred tax liabilities	17	(55,367)	(32,375)	(87,742)
Total identifiable net assets		225,529	252,618	478,147
Total consideration transferred		309,304	350,451	659,755
Goodwill		83,775	97,833	181,608
Cash		309,304	336,979	646,283
Contingent consideration		-	13,472	13,472
Total consideration transferred		309,304	350,451	659,755

Disclosure of Valuation Techniques Used For Measuring The Fair Value Of Material Assets Acquired Regarding UPS Freight

The valuation techniques used for measuring the fair value of land and buildings ($54.0 million), customer relationships ($109.1 million) and trademarks ($92.8 million) acquired regarding Daseke were as follows:

Assets acquired	Valuation technique	Key inputs
Land and buildings

Market comparison technique and cost technique: The valuation model considers market prices for comparable sites, when available, and considers depreciated replacement cost, which reflects adjustments for physical deterioration, when appropriate.

- Market prices for comparable sites - Average rebuild cost
Customer relationships

Excess earnings method: The valuation model considers the present value of net cash flows expected to be generated by the customer relationships, by excluding any cash flows related to contributory assets.

- Forecasted revenue attributable to existing customers and relationships - Annual attrition rate - Forecasted operating margin - Discount rate
Trademarks	Relief from royalty method: The valuation model considers the discounted estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.	- Forecasted revenue associated with the trademarks - Royalty rate - Discount rate

Disclosure of Goodwill Allocated To Segments Explanatory

The goodwill arising in the business combinations has been allocated to operating segments as indicated in the table below, which represents the lowest level at which goodwill is monitored internally.

Operating segment	Reportable segment	December 31, 2024	December 31, 2023
Canadian Less-Than-Truckload	Less-Than-Truckload	115	9,142
U.S. Less-Than-Truckload	Less-Than-Truckload	31,058	3,376
Canadian Truckload	Truckload	12,980	16,017
Specialized Truckload	Truckload	468,618	43,080
Logistics	Logistics	1,949	109,993
		514,720	181,608

Disclosure of Information About Fair Value of Assets Acquired and Liabilities Assumed have been Adjusted Retrospective to the Date of Acquisition	Consequently, the fair value of certain assets acquired, and liabilities assumed of Daseke have been adjusted retrospective to the date of acquisition as follows:

	Provisional
	fair value included
	in the interim	Measurement	Reassessed
	financial statements	period adjustments	fair value
Cash and cash equivalents	46,242	-	46,242
Trade and other receivables	173,389	-	173,389
Inventoried supplies and prepaid expenses	32,611	(11,614)	20,997
Property and equipment	577,825	(53,933)	523,892
Right-of-use assets	113,385	(5,709)	107,676
Intangible assets	60,233	142,057	202,290
Other assets	3,093	-	3,093
Trade and other payables	(100,716)	(1,417)	(102,133)
Income tax (payable) receivable	(58)	8,727	8,669
Employee benefits	(194)	-	(194)
Provisions	(54,681)	(3,242)	(57,923)
Other non-current liabilities	(213)	-	(213)
Long-term debt	(314,671)	1	(314,670)
Lease liabilities	(113,385)	5,709	(107,676)
Deferred tax liabilities	(96,434)	(29,362)	(125,796)
Total identifiable net assets	326,426	51,217	377,643
Total consideration transferred	816,958	-	816,958
Goodwill	490,532	(51,217)	439,315
Cash	816,958	-	816,958
Total consideration transferred	816,958	-	816,958